T. ROWE PRICE Summit Municipal Income Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.7%
ALABAMA 1.7%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,485
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  3,305 3,324
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  2,945 2,949
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  7,775 8,290
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  3,810 3,826
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)  8,000 8,002
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  3,910 4,075
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (1) 3,765 3,642
39,593
ARIZONA 2.1%
Arizona HFA, Banner Health, Series B, FRN , 67% of 3M USD
LIBOR + 0.81%, 4.98%, 1/1/37  530 492
Chandler IDA, VRDN, 5.00%, 6/1/49 (Tender 6/3/24) (2) 8,200 8,220
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27) (2) 6,625 6,856
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/37 (2) 1,760 1,860
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/38 (2) 1,760 1,849
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47 (2) 2,115 2,158
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/49 (2) 7,415 7,658
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/54  940 930
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  2,290 2,314
Salt River Project Agricultural Improvement & Power Dist.,
Series B, 5.25%, 1/1/53  15,000 16,904
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 675
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 756
50,672
ARKANSAS 0.4%
Arkansas DFA, Baptist Health, 5.00%, 12/1/47  3,525 3,690
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (1)(2) 2,500 2,645
Arkansas DFA, Green Bond, Series B, 7.375%, 7/1/48 (1)(2) 2,500 2,690

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/24  565 565
9,590
CALIFORNIA 12.2%
Bay Area Toll Auth., Series B, FRN, 100% of MUNIPSA + 0.28%,
4.83%, 4/1/56 (Tender 4/1/24)  2,115 2,113
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (3) 5,000 3,875
California, GO, 5.00%, 12/1/35  2,115 2,436
California, GO, 5.00%, 12/1/36  3,175 3,643
California, GO, 5.25%, 10/1/45  6,000 6,979
California, Series CU, GO, 5.50%, 12/1/52  3,935 4,347
California Community Choice Fin. Auth., Green Bond Energy
Project, VRDN, 4.00%, 10/1/52 (Tender 12/1/27)  5,000 5,011
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,225 3,551
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A-1, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,800 1,901
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  6,850 7,354
California Community Housing Agency, Junior Bonds Street Flats,
Series A-2, 4.00%, 8/1/50 (1) 2,960 2,251
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (3) 4,575 3,818
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  600 623
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  130 135
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,193
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,060 1,136
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41
(Prerefunded 11/15/25) (4) 3,000 3,112
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  531 532
California Housing Fin., Series 2023-1, Class A, 4.375%, 9/20/36  3,858 3,838
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/41  5,875 6,115
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/43  9,000 9,287
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,000 5,145
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/44  4,865 5,256
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  495 498
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,355 1,361
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  1,445 1,311

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (2) 2,855 2,953
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (2) 3,000 2,717
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (2) 10,015 10,164
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (2) 535 539
California Municipal Fin. Auth., Palomar Health, Series A, COP,
5.25%, 11/1/52 (5) 1,775 2,002
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,710 2,935
California Pollution Control Fin. Auth., Republic Services,
Series A-2, VRDN, 4.00%, 11/1/42 (Tender 4/15/24) (1)(2) 5,820 5,820
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25) (1)(4) 100 103
California State Univ., Series C, 4.00%, 11/1/45  1,000 1,010
California Statewide CDA, CHF-Irvine, Univ. of California Student
Housing Irvine East Campus Apartments, Series A, 5.00%,
5/15/47  2,820 2,842
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/28 (Prerefunded 7/1/24) (4) 2,050 2,067
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,594
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 600 612
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 1,390 1,399
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 1,630 1,663
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  400 406
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 936
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 893
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  1,150 1,189
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  2,000 2,037
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (5) 5,120 4,494
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (1) 2,295 1,839
CMFA Special Fin. Agency, Solana At Grand, Series A-2, 4.00%,
8/1/45 (1) 970 794

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56 (1) 7,790 5,809
CSCDA Community Improvement Auth., City of Orange, Series B,
4.00%, 3/1/57 (1) 3,385 2,431
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (1) 680 638
CSCDA Community Improvement Auth., The Link Glendale,
Series A-2, 4.00%, 7/1/56 (1) 2,826 2,035
Downey Unified School Dist., Series A, GO, 4.00%, 8/1/52  7,000 7,002
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34 (Prerefunded 6/1/25) (4) 3,525 3,627
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35 (Prerefunded 6/1/25) (4) 2,080 2,140
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  2,915 2,918
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58 (3) 7,650 7,664
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (3) 7,995 9,071
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  1,835 1,874
Lodi Unified School Dist., Series 2021, GO, 3.00%, 8/1/46  5,900 4,910
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,480 1,555
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,625 2,717
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/43  1,605 1,642
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41 (2) 6,400 6,510
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/44 (2) 4,580 4,793
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (2) 5,475 5,331
Los Angeles Dept. of Airports, Los Angeles Intern, 5.00%,
5/15/43 (2) 6,300 6,605
Los Angeles Dept. of Airports, Private Activity, Series A, 4.00%,
5/15/41 (2) 2,000 1,999
Los Angeles Dept. of Water & Power, System Revenue, Series D,
5.00%, 7/1/52  2,405 2,671
Metropolitan Water Dist. of Southern California, Series C, FRN,
100% of MUNIPSA + 0.14%, 4.69%, 7/1/47 (Tender 5/21/24)  705 704
Metropolitan Water Dist. of Southern California, Series D, FRN,
100% of MUNIPSA + 0.14%, 4.69%, 7/1/37 (Tender 5/21/24)  3,525 3,521
Metropolitan Water Dist. of Southern California, Series E, FRN,
100% of MUNIPSA + 0.14%, 4.69%, 7/1/37 (Tender 5/21/24)  2,395 2,392
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30 (5) 705 712
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31 (5) 1,975 1,996
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32 (5) 1,845 1,864
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 3.50%, 5/15/54  6,000 5,315

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,335 1,376
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  2,140 2,119
Sacramento, 4.00%, 9/1/41  705 671
Sacramento, 4.00%, 9/1/46  1,830 1,665
Sacramento County Airport, Series C, 5.00%, 7/1/37 (2) 1,410 1,472
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.25%, 9/1/42 (1) 1,090 1,141
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.25%, 9/1/47 (1) 2,455 2,541
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.375%, 9/1/52 (1) 1,655 1,712
San Diego County Regional Airport Auth. Senior Private Activity,
Series B, 5.00%, 7/1/48 (2) 3,000 3,175
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  800 806
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38 (2) 4,405 4,713
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44 (2) 7,060 7,352
San Francisco City & County Int'l. Airport, Series C, 5.75%,
5/1/48 (2) 7,055 7,947
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30  1,090 1,127
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33  795 822
Univ. of California Regents, Series O, 5.50%, 5/15/58  10,575 11,389
289,303
COLORADO 2.5%
Colorado, COP, 6.00%, 12/15/39  2,375 2,910
Colorado, COP, 6.00%, 12/15/40  9,325 11,354
Colorado, COP, 6.00%, 12/15/41  11,375 13,785
Colorado, Series A, COP, 4.00%, 12/15/38  1,620 1,680
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/44  7,050 7,390
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (1) 1,285 881
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (1) 440 297
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,732
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,395
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 2,981

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,340
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  925 907
Denver City & County Airport, Series A, 5.25%, 12/1/48 (2) 4,870 5,054
Denver City & County Airport, Series B, 5.00%, 11/15/43
(Prerefunded 2/16/24) (4) 885 886
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 503
Mirabelle Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,750 1,619
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,086 1,017
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  650 618
60,349
CONNECTICUT 1.2%
Connecticut, Series B, GO, 3.00%, 1/15/42 (3) 6,200 5,361
Connecticut, Series C, GO, 5.00%, 6/15/32  350 414
Connecticut, Series C, GO, 5.00%, 6/15/34  250 295
Connecticut, Series C, GO, 5.00%, 6/15/36  210 245
Connecticut, Series C, GO, 5.00%, 6/15/37  50 58
Connecticut, Series C, GO, 5.00%, 6/15/38  225 259
Connecticut, Series C, GO, 5.00%, 6/15/40  700 794
Connecticut, Series D, GO, 5.00%, 9/15/32  225 267
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,750 1,474
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 837
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 524
Connecticut Housing Fin. Auth., Series B, 5.75%, 11/15/53  3,410 3,653
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/44  6,150 7,120
Connecticut Special Tax Obligation, Transit Infrastructure,
Series A, 5.00%, 5/1/32  1,585 1,808
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  4,440 4,803
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)  (6)(7)(8) 1,235 275
28,187
DELAWARE 0.8%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 4,296
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,760
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,399
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  4,760 5,013
Delaware Transportation Auth., Garvee, 5.00%, 9/1/33  885 1,009
Delaware Transportation Auth., Garvee, 5.00%, 9/1/34  1,410 1,600
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,410 1,592
Univ. of Delaware, VRDN, 3.15%, 11/1/35  300 300
18,969

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
DISTRICT OF COLUMBIA 3.2%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,375
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,290 1,279
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 343
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 449
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 787
District of Columbia, KIPP Project, 4.00%, 7/1/39  2,430 2,357
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/46 (2) 2,820 3,001
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/48 (2) 9,120 9,351
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.25%, 10/1/53 (2) 5,000 5,367
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 4.00%, 10/1/52 (5) 3,800 3,655
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  7,250 7,627
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,515 1,679
Washington Metropolitan Area Transit Auth., Series A, 4.125%,
7/15/47  8,455 8,485
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  1,760 1,952
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  3,875 4,289
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  5,200 5,934
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  7,500 7,423
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 5.00%, 7/15/41  1,760 1,949
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.25%, 7/15/53  8,225 9,187
76,489
FLORIDA 7.3%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  1,835 1,386
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49  4,000 3,709
Brevard County HFA, Health First, 5.00%, 4/1/39  2,115 2,119

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  520 545
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  400 418
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  1,270 1,311
Collier County Water-Sewer Dist., 4.00%, 7/1/40  5,890 6,036
Collier County Water-Sewer Dist., 4.00%, 7/1/44  3,525 3,542
Duval County Public Schools, Series A, COP, 5.00%, 7/1/34 (5) 2,700 3,046
Everest GMR Community Development Dist., 6.20%, 5/1/54  2,500 2,533
Florida Dev. Fin., Waste Disposal Revenue Bonds, VRDN, 6.125%,
7/1/32 (Tender 7/1/26) (1)(2) 5,500 5,574
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.50%, 6/1/33 (1) 1,410 1,376
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38 (1) 1,515 1,426
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (1) 2,975 2,702
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32 (2) 705 739
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (2) 8,700 9,107
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47 (2) 10,575 10,752
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/49 (2) 2,350 2,432
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52 (2) 1,060 1,073
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30 (2) 580 622
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31 (2) 600 643
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46 (2) 3,525 3,601
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 1,960 1,745
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,525 3,570
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  980 993
Lee County Florida Airport Revenue, Series A, 5.00%, 10/1/27 (2) 3,525 3,710
Lee Memorial Health System, Series A-1, 5.00%, 4/1/39  970 1,027
Manatee County, Florida Revenue Improvement Bonds, 5.50%,
10/1/53  6,000 6,840
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (4) 2,645 2,680
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/34 (2) 4,470 4,484
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/49 (2) 10,700 11,010
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  8,020 8,083
Miami-Dade County Seaport Dept., Series A, 5.25%, 10/1/52 (2) 3,015 3,207
Miami-Dade County Seaport Dept., Series A-1, 4.00%, 10/1/45 (2)
(5) 4,300 4,129

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Orange County HFA, Orlando Health, Series A, 5.00%, 10/1/39  4,480 4,626
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  11,040 10,709
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,854
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  9,290 8,743
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.25%,
6/1/56  2,105 1,618
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,050 7,313
South Miami HFA, Baptist Health South Florida, Series 2017,
4.00%, 8/15/47  7,000 6,625
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  10,575 10,922
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  1,050 1,083
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,650 2,726
172,389
GEORGIA 6.2%
Atlanta Airport Passenger Fac. Charge, Subordinate Lien Green
Bond, Series E, 5.25%, 7/1/41 (2) 1,100 1,225
Atlanta Airport Passenger Fac. Charge, Subordinate Lien Green
Bond, Series E, 5.25%, 7/1/43 (2) 8,250 9,104
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35 (6)(7) 835 376
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40 (6)(7) 3,405 1,532
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,638
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 7,886
Atlanta, Social Bond, Series A-1, GO, 5.00%, 12/1/41  8,920 10,137
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle
Project, First Series, Series 2009, VRDN, 3.60%, 7/1/49  2,350 2,350
Fulton County Dev. Auth., WellStar Health, Series A, 4.00%, 4/1/50  2,080 1,987
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/47  1,000 1,022
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  1,850 1,910
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,731
Gainesville & Hall County CDA, Active Retirement Communities,
5.00%, 11/15/33  1,410 1,458
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 4.00%, 2/15/46  4,000 3,931
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 4.00%, 2/15/51  3,500 3,362
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.25%, 8/15/49 (Prerefunded 2/15/25) (4) 7,755 7,930
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 1,133
George L Smith II Congress Center Auth., 4.00%, 1/1/54  11,550 10,113
George L Smith II Congress Center Auth., 5.00%, 1/1/54 (1) 2,690 2,343

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Georgia Ports Auth., 5.00%, 7/1/47  5,840 6,443
Georgia Ports Auth., 5.25%, 7/1/52  7,600 8,494
Georgia State Road & Tollway Auth., Managed Lane System,
Series 2021A, 3.00%, 7/15/50  5,500 4,420
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/49  4,810 3,894
Georgia, Bidding Group 2, Series A, GO, 4.00%, 7/1/42  5,375 5,633
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/37  1,060 1,103
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,820 3,001
Main Street Natural Gas, Series A, 5.00%, 5/15/32  1,760 1,873
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  8,535 8,573
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52 (Tender
6/1/29)  4,400 4,620
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53 (Tender
9/1/30)  1,800 1,915
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  1,975 1,978
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  11,180 11,247
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26  480 498
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27  905 954
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 268
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  3,555 3,632
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/26  2,555 2,649
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/27  1,435 1,512
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/28  1,515 1,624
146,499
GUAM 0.0%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,284
1,284
HAWAII 0.2%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (2) 4,230 4,342
4,342
IDAHO 0.4%
Idaho HFA, Series A, 5.25%, 8/15/48  3,100 3,514
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39  4,465 4,467

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (1) 2,890 2,284
10,265
ILLINOIS 3.6%
Chicago, Series A, GO, 5.50%, 1/1/49  2,150 2,216
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/24 (5) 705 712
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/33
(Prerefunded 4/3/24) (2)(4) 2,540 2,547
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/34
(Prerefunded 4/3/24) (2)(4) 1,695 1,700
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2) 3,525 3,553
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48 (2) 2,115 2,153
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28  1,525 1,548
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/46 (2) 4,275 4,278
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 4.50%,
1/1/48 (2) 5,700 5,719
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/40  1,500 1,628
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/43  1,125 1,188
Chicago, Wastewater Transmission, Series C, 5.00%, 1/1/31  985 999
Cook County Sales Tax Revenue, Series A, 5.25%, 11/15/45  2,850 3,141
Illinois, GO, 5.50%, 5/1/25  960 985
Illinois, GO, 5.50%, 5/1/26  1,150 1,207
Illinois, Series A, GO, 5.00%, 3/1/25  885 900
Illinois, Series A, GO, 5.00%, 10/1/25  565 581
Illinois, Series A, GO, 5.00%, 10/1/31  705 763
Illinois, Series A, GO, 5.00%, 3/1/33  1,400 1,583
Illinois, Series A, GO, 5.00%, 3/1/35  1,900 2,105
Illinois, Series A, GO, 5.50%, 3/1/42  1,700 1,909
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,839
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,627
Illinois, Series B, GO, 5.00%, 3/1/24  440 441
Illinois, Series B, GO, 5.00%, 10/1/31  1,060 1,147
Illinois, Series B, GO, 5.00%, 10/1/32  845 911
Illinois, Series B, GO, 5.50%, 5/1/47  2,620 2,892
Illinois, Series D, GO, 5.00%, 11/1/24  3,555 3,596
Illinois, Series D, GO, 5.00%, 11/1/26  3,590 3,765
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  305 319
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  450 467
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  1,310 1,339
Illinois Fin. Auth., Depaul College, 5.625%, 8/1/53 (1) 1,100 1,127
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,766
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  1,920 1,873
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  1,840 1,685

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  3,365 3,473
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 727
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,150 570
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (9) 1,410 1,725
Regional Transportation Auth., Series B, 5.50%, 6/1/27 (9) 3,240 3,408
85,112
INDIANA 0.6%
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  6,000 6,273
Indiana Fin. Auth., Student Housing Project, Series 2023A, 5.00%,
6/1/53  1,000 1,023
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/43  855 890
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (2) 1,410 1,414
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (2) 400 401
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender 6/5/26) (2) 3,825 3,898
13,899
KANSAS 0.4%
Overland Park Sales Tax Revenue, Bluhawk Star Bond, Series A,
6.50%, 11/15/42 (1) 4,050 4,179
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 9/1/48  4,230 4,393
8,572
KENTUCKY 1.1%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 420
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 337
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 447
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 244
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  940 960
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  580 587
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  2,380 2,400
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,606
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,415
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%, 4/1/54
(Tender 2/1/32)  4,295 4,665
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,125 5,134

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Gas Supply, Series B, VRDN,
4.00%, 1/1/49 (Tender 1/1/25)  5,310 5,316
25,531
LOUISIANA 1.5%
Louisiana Gasoline & Fuels Tax Revenue, Series A-2, VRDN,
3.15%, 5/1/43  10,600 10,600
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN, 6.75%,
10/1/53 (Tender 10/1/28) (1)(2) 1,400 1,431
New Orleans Aviation Board, General Airport, Series D-2, 5.00%,
1/1/38 (2) 885 909
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,355
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  2,995 3,068
New Orleans Aviation Board, General Airport North Terminal
Project, Series B, 5.00%, 1/1/34 (2) 2,820 2,846
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25) (4) 1,060 1,088
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (4) 950 975
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (4) 3,875 4,021
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 2,820 2,876
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%, 6/1/37
(Tender 7/1/26)  4,400 4,356
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  440 435
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,060 1,005
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  705 697
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  705 671
36,333
MARYLAND 5.0%
Anne County Arundel, GO, 5.00%, 10/1/46  4,415 4,975
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 2,069
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,478
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33  2,245 2,280
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,545
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,100 2,111
Frederick County, Public Facilities Project, Series A, GO, 2.00%,
10/1/40  9,515 6,814
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 315
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 212

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series A, 4.50%, 9/1/48  1,675 1,689
Maryland DOT, Series B, 4.00%, 8/1/37 (2) 1,485 1,491
Maryland DOT, Series B, 4.00%, 8/1/38 (2) 1,370 1,370
Maryland DOT, Series B, 5.00%, 8/1/36 (2) 1,375 1,506
Maryland DOT, Series B, 5.00%, 8/1/46 (2) 5,155 5,412
Maryland Economic Dev., Series A, 5.00%, 11/12/28 (2) 3,700 3,795
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (2) 2,000 2,053
Maryland Economic Dev., Series B, 5.25%, 6/30/55 (2) 10,515 10,768
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.00%, 12/31/42  2,270 2,376
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  810 688
Maryland HHEFA, 5.00%, 7/1/39 (Prerefunded 7/1/24) (4) 3,525 3,550
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  1,020 1,061
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  4,375 4,454
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33  3,175 3,231
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  3,790 3,857
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  2,155 2,196
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  1,315 1,324
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,236
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,900 2,476
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 1,083
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (4) 1,760 1,774
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  2,820 3,047
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,310
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  1,760 2,046
Maryland Transportation Auth., 4.00%, 7/1/50  1,445 1,442
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/33 (2) 2,290 2,329
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  6,500 4,568
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,554
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 201
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,168
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 1,611
Washington Suburban Sanitary Commission, 2.25%, 6/1/39  11,200 8,657

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Series A, VRDN,
3.15%, 6/1/24  7,800 7,800
117,922
MASSACHUSETTS 0.6%
Massachusetts, Series C, GO, 3.00%, 3/1/47  4,000 3,269
Massachusetts, Series D, GO, 5.00%, 10/1/52  5,000 5,488
Massachusetts DOT, Series A, DOT, 5.00%, 1/1/32  5,535 6,148
14,905
MICHIGAN 2.7%
Detroit, GO, 5.00%, 4/1/27  565 586
Detroit, GO, 5.50%, 4/1/32  415 454
Detroit, GO, 5.50%, 4/1/34  235 257
Detroit, GO, 5.50%, 4/1/36  305 331
Detroit, GO, 5.50%, 4/1/38  690 740
Detroit, GO, 5.50%, 4/1/40  475 505
Detroit, GO, 5.50%, 4/1/45  355 373
Detroit, GO, 5.50%, 4/1/50  705 734
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (5) 1,480 1,483
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (5) 1,620 1,608
Great Lakes Water Auth., Sewage Disposal, Series A, 5.25%,
7/1/47  7,900 8,819
Great Lakes Water Auth., Sewage Disposal, Series C, 5.00%,
7/1/36  2,325 2,410
Great Lakes Water Auth., Water Supply, Series A, 5.25%, 7/1/47  5,885 6,570
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/31  615 576
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/43  885 702
Michigan Fin. Auth. Uni. of Detroit Mercy, 5.625%, 11/1/52  5,450 5,539
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series D-2, 5.00%, 7/1/34  1,585 1,609
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  2,275 2,376
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/37  2,470 2,556
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35  1,640 1,664
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 1,053
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,500
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  6,175 6,535
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,582
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,870 3,323

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(5) 7,050 7,319
63,204
MINNESOTA 0.3%
Minnesota Agricultural & Economic Dev. Board, Health Partners
Obligated Group, 5.25%, 1/1/54 (10) 5,625 6,193
6,193
MISSOURI 0.9%
HEFA of Missouri, Mercy Health, 3.00%, 6/1/53  4,000 2,932
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,080 2,346
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/57 (2)(5) 5,885 6,091
Missouri Joint Municipal Electric Utility Commission, Plum Point,
Series A, 5.00%, 1/1/33  3,525 3,563
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 4,258
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 517
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,264
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 512
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  55 49
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 342
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 271
22,145
NEBRASKA 0.2%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  4,035 4,237
4,237
NEVADA 0.8%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (2) 4,000 4,215
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,475 1,635
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  7,615 8,036
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,309
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,815
18,010
NEW HAMPSHIRE 0.5%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  3,730 3,653
National Fin. Auth., Series 2023-2, 3.875%, 1/20/38  2,731 2,575
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  5,110 4,982
11,210
NEW JERSEY 4.6%
Essex County Improvement Auth., Series A, 4.00%, 8/1/46 (3) 845 840

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Hudson County Improvement Auth., Hudson County Courthouse
Project, 4.00%, 10/1/33  1,410 1,512
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (2) 1,760 1,778
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,088
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (2)(5) 705 705
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (2) 1,265 1,266
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42 (2)(5) 775 775
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (2) 2,115 2,121
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (2) 1,435 1,437
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (2) 705 731
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (2) 4,775 4,882
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (2) 4,085 4,116
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/38  705 715
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  1,585 1,579
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,100 7,644
New Jersey HCFFA, Barnabas Health, 4.00%, 7/1/51  2,000 1,960
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44  2,365 2,373
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  1,410 1,452
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  4,160 4,267
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  2,470 2,513
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  2,590 2,869
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,705 1,792
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  885 927
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  2,045 2,092
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40  2,045 2,075
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  4,830 4,840
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  1,100 1,254

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  1,230 1,409
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  935 1,063
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  1,650 1,811
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  3,400 3,749
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  2,045 2,133
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  12,675 13,471
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/46  1,400 1,380
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  9,275 9,346
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  5,050 5,610
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  2,410 2,530
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,115 7,348
109,453
NEW MEXICO 0.1%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, PCR, 1.15%, 6/1/40 (Tender 6/1/24)  1,410 1,393
1,393
NEW YORK 8.1%
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(2) 1,060 1,065
Dormitory Auth. of the State of New York, Series 2022A, 5.00%,
3/15/46  5,395 5,939
Dormitory Auth. of the State of New York, Series A, 3.00%, 7/1/48  3,800 2,972
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  2,250 1,984
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/35  5,150 5,558
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (1) 1,300 1,289
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  6,000 5,906
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  4,265 4,461
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/25  40 40
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,902
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 472

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,365 1,782
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  680 618
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34  935 943
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (5) 2,820 3,001
Metropolitan Transportation Auth., Series D2A-1, FRN, 67% of
SOFR + 0.55%, 4.108%, 11/1/32 (Tender 4/1/24) (5) 1,180 1,180
Metropolitan Transportation Auth., Series D2B-2, FRN, 67% of
SOFR + 0.55%, 4.108%, 11/1/32 (Tender 4/1/24) (5) 3,755 3,755
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.25%, 11/15/31  3,525 3,739
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.00%,
11/15/49  7,230 7,582
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (1)(6)(7) 965 917
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (6) 2,097 502
New York City, Series B-1, GO, 5.00%, 10/1/42  4,935 5,349
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,776
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,344
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 1,987
New York City, Series J, GO, 5.00%, 8/1/30  3,035 3,057
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,750 3,082
New York City Municipal Water Fin. Auth., Series CC-2, 5.00%,
6/15/26  1,605 1,630
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  6,250 6,307
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
4.00%, 5/1/44  2,370 2,367
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  355 375
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/37  1,060 1,104
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series A-1, 4.00%, 11/1/38  3,210 3,305
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 4.00%, 11/1/39  2,350 2,385
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 5.00%, 8/1/38  3,525 3,792
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series C-1, 4.00%, 5/1/39  1,175 1,197
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series C-4, VRDN, 3.10%, 11/1/36  1,445 1,445
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series F-1, 5.25%, 2/1/40  3,500 4,094

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York Liberty Dev., 1 World Trade Center, Series 1WTC, 3.00%,
2/15/42  3,500 3,009
New York Liberty Dev., 1 World Trade Center, Series 1WTC, 4.00%,
2/15/43  1,030 1,035
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.15%, 11/15/34 (1) 1,230 1,232
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.375%, 11/15/40 (1) 2,470 2,472
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  2,010 1,824
New York State Dormitory Auth., Series E, 3.00%, 3/15/51  3,000 2,389
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  2,670 2,499
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  1,390 1,301
New York State Thruway Auth., Series B, 4.00%, 1/1/38  13,930 14,198
New York State Thruway Auth., Green Bond, Series C, 5.00%,
3/15/53  5,290 5,729
New York State Urban Dev., Personal Income Tax, Series C,
5.00%, 3/15/47  3,525 3,822
New York Transportation Dev., 5.00%, 12/1/39 (2) 1,025 1,091
New York Transportation Dev., 5.00%, 12/1/40 (2) 675 713
New York Transportation Dev., 5.00%, 12/1/41 (2) 675 710
New York Transportation Dev., 5.00%, 12/1/42 (2) 675 707
New York Transportation Dev., 5.125%, 6/30/60 (2)(5) 3,500 3,662
New York Transportation Dev., 5.375%, 6/30/60 (2) 5,500 5,756
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 1,025 1,025
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (2) 6,000 6,162
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34 (2) 2,115 2,177
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (2) 6,960 7,294
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/41  1,900 1,928
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/49  6,000 5,917
Port Auth. of New York & New Jersey, Consolidated Bonds, 5.00%,
1/15/47 (2) 9,500 10,064
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 214, 4.00%, 9/1/43 (2) 1,375 1,349
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,180 3,185
193,453
NORTH CAROLINA 3.1%
Forsyth County, Series B, GO, 2.00%, 3/1/37  4,150 3,289
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (2)(5) 7,615 8,357

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
North Carolina Housing Fin. Agency, Series A, 6.25%, 1/1/55 (10) 4,950 5,464
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 677
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 944
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,316
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 606
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/40  3,955 4,016
North Carolina Municipal Power Agency #1, Catawba, Series A,
5.00%, 1/1/28  5,395 5,594
North Carolina Turnpike Auth., 5.00%, 1/1/40  7,660 8,042
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58 (5) 22,000 23,587
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/34 (2) 1,515 1,662
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35 (2) 705 772
Union County, Series C, GO, 2.50%, 9/1/37  4,590 3,895
Union County, Series C, GO, 2.50%, 9/1/38  4,000 3,304
Univ. of North Carolina at Chapel Hill, Series A, VRDN, 3.15%,
2/15/31  1,725 1,725
73,250
OHIO 2.3%
Allen County Hosp. Fac., Catholic Healthcare, Series C, VRDN,
3.20%, 6/1/34  1,800 1,800
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/37  1,835 1,862
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  1,230 1,240
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,470 2,481
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  20,525 19,378
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 217
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 246
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/46  530 520
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  705 681
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,449
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,454
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  2,855 2,701

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  3,945 3,636
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 1,061
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,762
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 639
Ohio, Series A, 5.00%, 1/15/50  5,640 5,929
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  1,375 1,319
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (1)(2) 400 389
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (1)(2) 1,090 1,035
53,799
OKLAHOMA 1.0%
Oklahoma County Fin. Auth., Series B, 5.875%, 12/1/47  768 627
Oklahoma County Fin. Auth., Series C, 2.00%, 12/1/47  158 8
Oklahoma DFA, OU Medicine Project, Series B, 5.25%, 8/15/48  1,115 1,106
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  3,800 3,882
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,760 16,433
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,613
23,669
OREGON 0.4%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/52  2,175 2,304
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,884
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (2) 2,115 2,157
Port of Portland Airport, Series A, 4.00%, 7/1/39 (2) 3,525 3,527
9,872
PENNSYLVANIA 2.6%
Chester County IDA, 4.00%, 12/1/46  1,605 1,586
Chester County IDA, 4.00%, 12/1/51  1,520 1,484
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40 (1) 3,035 2,634
Delaware County IDA, United Parcel Service, VRDN, 3.30%,
9/1/45  7,200 7,200
Doylestown Hosp. Auth., 5.00%, 7/1/49 (Prerefunded 7/1/29) (4) 260 289
Doylestown Hosp. Auth., Doylestown Hosp., 5.00%, 7/1/49  2,340 2,175
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 632
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/34  1,940 2,065
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/37  1,760 1,850
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45 (Prerefunded 1/15/25) (4) 3,010 3,068
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (2) 2,500 2,508
Pennsylvania Economic DFA, The Penndot Major Bridges Package
One Project, 5.50%, 6/30/39 (2) 2,250 2,537

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Pennsylvania Economic DFA, The Penndot Major Bridges Package
One Project, 5.75%, 6/30/48 (2) 3,935 4,372
Pennsylvania Economic DFA, The Penndot Major Bridges Package
One Project, 6.00%, 6/30/61 (2) 6,520 7,359
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series A,
5.00%, 9/1/39  1,060 1,069
Pennsylvania Higher EFA, Univ. of Pennsylvania, Series A, 4.00%,
8/15/43  4,000 3,962
Philadelphia Auth. for Ind. Dev., Saint Josephs Univ., 5.25%,
11/1/52  3,565 3,801
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  5,410 5,505
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  4,370 4,625
State Public School Building Auth., Series A, 5.00%, 6/1/32 (5) 3,525 3,686
62,407
PUERTO RICO 3.5%
Puerto Rico Commonwealth, VR, GO, 11/1/43 (11) 3,254 1,802
Puerto Rico Commonwealth, VR, GO, 11/1/51 (11) 2,321 1,308
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42 (1) 2,285 2,068
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/25 (1) 315 318
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (1) 1,050 1,087
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 4.00%, 7/1/42 (1) 3,525 3,191
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/25 (1) 1,165 1,177
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/33 (1) 4,935 5,126
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (1) 1,205 1,239
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (1) 2,915 2,989
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 5,250 5,362
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42 (1) 1,890 1,711
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (1) 2,225 2,290
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,200 1,223
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  198 195
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 998
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,219 1,182

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  1,095 1,045
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  2,265 2,124
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,278 1,165
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  4,672 4,747
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  8,662 9,147
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,434
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  3,227 3,594
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)(12) 35 11
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (7)
(12) 60 18
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (7)
(12) 475 146
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (7)
(12) 130 40
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)(12) 170 52
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)(12) 660 203
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)(12) 215 66
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)(12) 260 80
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)(12) 1,575 484
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (7)(12) 500 154
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(12) 680 209
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(12) 165 51
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(12) 140 43
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)(12) 60 19
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)(12) 160 49
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)(12) 125 38
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)(12) 40 12
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)(12) 70 22
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)(12) 55 17
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)(12) 525 161
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)(12) 120 37
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)(12) 60 18
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,540 1,542
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  12,436 12,184

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  961 962
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,729 3,278
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  5,900 4,045
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  9,095 2,826
83,289
RHODE ISLAND 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (6)(7) 490 196
196
SOUTH CAROLINA 1.0%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  1,510 894
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 1,078
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  5,292 703
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)  3,525 3,525
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  3,525 3,815
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,379
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,530 1,611
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/36  3,525 3,698
South Carolina Public Service Auth., Series A, 4.00%, 12/1/36  4,000 4,059
South Carolina Public Service Auth., Series B, 5.00%, 12/1/51  3,525 3,693
24,455
TENNESSEE 0.8%
Blount County Health & Ed. Fac. Board, Asbury, Series A, 5.00%,
1/1/47 (6)(7) 2,750 632
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,411
Knox County Health Ed. & Housing Fac. Board, Series A-1, 5.50%,
7/1/54 (3) 1,000 1,100
Knox County Health Ed. & Housing Fac. Board, Series A-1, 5.50%,
7/1/59 (3) 1,500 1,640
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  1,985 2,042
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,090 1,108
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44 (2) 2,115 2,219
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/54 (2) 3,455 3,566

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (2) 4,530 4,919
19,637
TEXAS 6.9%
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/47  1,780 1,935
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/52  5,155 5,572
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 4.50%,
8/15/53  4,500 4,648
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 5.00%,
8/15/48  1,300 1,413
Austin Airport, Series B, 5.00%, 11/15/41 (2) 950 966
Austin Airport, Series B, 5.00%, 11/15/44 (2) 3,525 3,667
Austin Airport System Revenue, 5.00%, 11/15/43 (2) 1,000 1,068
Austin Airport System Revenue, 5.25%, 11/15/47 (2) 1,555 1,666
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 938
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  740 740
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28  395 405
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/51  3,440 3,321
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  6,300 6,702
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%, 8/15/48  3,000 3,084
Dallas Area Rapid Transit, Series B, 5.00%, 12/1/47  3,530 3,828
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,802
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 1,024
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 814
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 813
Grand Parkway Transportation, Grand Parkway System, 4.00%,
10/1/49 (5) 4,850 4,773
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Homes,
Series B, 6.375%, 1/1/33  100 100
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series C-1,
3.25%, 2/1/24  800 800
Harris County Cultural Ed. Fac. Fin., Methodist Hospital, Series B,
VRDN, 3.10%, 12/1/59  645 645
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  465 493
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33  4,635 4,893
Harris County Health Fac. Dev., Methodist Hospital System,
Series A-2, VRDN, 3.10%, 12/1/41  2,700 2,700
Houston Airport, Series A, 4.00%, 7/1/46 (2) 2,620 2,509
Houston Airport, Series A, 5.00%, 7/1/36 (2) 775 813
Houston Airport, Series A, 5.00%, 7/1/37 (2) 1,495 1,561
Houston Airport, Series A, 5.00%, 7/1/41 (2) 2,290 2,362

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Houston Airport, Series A, 5.25%, 7/1/42 (2)(5) 5,000 5,536
Houston Airport, Series A, 5.25%, 7/1/43 (2)(5) 1,550 1,704
Houston Airport, Series B-1, 5.00%, 7/15/35 (2) 1,760 1,762
Houston Airport, Series C, 5.00%, 7/1/31 (2) 2,115 2,240
Houston Airport, Series C, 5.00%, 7/1/32 (2) 2,645 2,796
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,204
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,282
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (1)(2) 4,755 4,717
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 61
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 66
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 71
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 483
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 533
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 293
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 862
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,501
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/24 (13) 295 296
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (4) 295 301
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (4) 1,460 1,489
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, VR, 2.00%, 11/15/61 (2.00% PIK) (7) 827 314
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 183
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 645
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 977
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/37  3,525 3,698
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  5,260 5,411
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/40  7,100 7,925
Permanent University Fund - Univ. of Texas System, Series 2022A,
4.00%, 7/1/42  3,600 3,563
San Antonio Water System, Series A, VRDN, 2.625%, 5/1/49
(Tender 5/1/24)  1,585 1,580
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 422
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 787
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 870

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 1,909
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45 (7),(14) 1,680 —
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  280 292
Texas Municipal Gas Acquisition & Supply IV, Series A, VRDN,
5.50%, 1/1/54 (Tender 1/1/30)  3,500 3,763
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/45 (2) 2,470 2,478
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50 (2) 4,510 4,514
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55 (2) 1,440 1,432
Texas Private Activity Bond Surface Transportation, Segment 3C
Project, 5.00%, 6/30/58 (2) 5,000 5,056
Texas Private Activity Bond Surface Transportation, Senior Lien,
North Tarrant Express Project, 5.50%, 12/31/58 (2) 5,620 6,081
Texas Transportation Commission, Series A, 5.00%, 8/15/39  4,155 4,548
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/37  7,850 7,894
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  3,990 4,056
162,650
UTAH 1.3%
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (2) 5,000 5,132
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (2) 9,690 9,842
Salt Lake City Airport, Series A, 5.00%, 7/1/51 (2) 7,000 7,270
Salt Lake City Airport, Series A, 5.25%, 7/1/53 (2) 3,000 3,198
Salt Lake City Airport, Series A, 5.50%, 7/1/53 (2) 4,150 4,536
29,978
VIRGINIA 4.7%
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  2,285 2,114
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,538
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41 (5) 3,035 3,131
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 5,206
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,170
Fairfax County, Series A, GO, 2.00%, 10/1/41  5,625 4,015
Fairfax County, Series A, GO, 4.00%, 10/1/41 (10) 3,345 3,467
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  3,500 3,492

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/31  1,410 1,475
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (4) 3,265 3,351
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  4,665 4,599
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  5,755 6,295
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (4) 5,000 5,564
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/60  2,470 2,622
Newport News City, Virginia Water Revenue, Series 2021, 2.00%,
7/15/37  3,080 2,404
Newport News City, Virginia Water Revenue, Series 2021, 2.00%,
7/15/38  3,075 2,318
Newport News City, Virginia Water Revenue, Series 2021, 2.00%,
7/15/39  3,075 2,253
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  355 387
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,660 1,595
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,460 1,498
Virginia College Building Auth., Public Higher Ed. Financing
Program, Series A, 4.00%, 9/1/43  4,360 4,438
Virginia Housing Dev. Auth., Series G, 5.15%, 11/1/52  1,150 1,214
Virginia Housing Dev. Auth., Series G, 5.25%, 11/1/57  1,995 2,065
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (2) 8,890 8,776
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (2) 4,415 4,293
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/47 (2) 5,720 5,967
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42 (2) 1,045 1,011
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48 (2) 2,650 2,497
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (2) 705 710
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (2) 6,680 6,713
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (2) 7,220 7,247
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (5) 3,945 3,880
112,305

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
WASHINGTON 1.8%
Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42  2,000 2,011
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/33  1,060 1,213
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  1,270 1,448
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  1,620 1,817
Port of Seattle, Intermediate Lien, 5.00%, 8/1/33 (2) 3,000 3,352
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/44 (10) 1,000 1,074
Washington, Series C, GO, 5.00%, 2/1/36  9,700 11,096
Washington, Series E, GO, 5.00%, 6/1/43  3,910 4,319
Washington, Series F, GO, 5.00%, 6/1/39  730 823
Washington State Convention Center Public Fac. Dist., Green
Notes, 4.00%, 7/1/31  2,625 2,605
Washington State Housing Fin. Commission, Social Certificates,
Series 2021-1, Class A, 3.50%, 12/20/35  3,252 3,062
Washington State Housing Fin. Commission, Social Certificates,
Series 2023-1, Class A, 3.375%, 4/20/37  9,985 8,850
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (1) 3,525 2,311
43,981
WEST VIRGINIA 0.1%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 325 334
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 325 334
Monongalia County Commission, Univ. Town Center, Series A,
7.00%, 6/1/43 (1) 650 700
West Virginia Economic Dev. Auth., Series RE, VRDN, 4.70%,
4/1/36 (Tender 6/17/26) (2) 1,150 1,156
2,524
WISCONSIN 1.0%
PFA, 5.00%, 4/1/40 (Prerefunded 4/1/30) (1)(4) 25 28
PFA, 5.00%, 4/1/50 (Prerefunded 4/1/30) (1)(4) 35 40
PFA, Series A-1, 5.375%, 7/1/47 (3) 4,880 5,374
PFA, CHF Manoa, Residences for Graduate Students, Series A,
5.75%, 7/1/53 (1) 3,000 3,182
PFA, Unrefunded Balance, 5.00%, 4/1/40 (1) 375 364
PFA, Unrefunded Balance, 5.00%, 4/1/50 (1) 670 611
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN, 3.15%,
4/1/48  4,600 4,600
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (2) 705 714
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/42  1,205 1,248
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,465 1,480

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52 (1) 2,570 2,143
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (1) 2,325 2,046
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (1) 705 599
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (1) 740 614
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61 (1) 1,165 910
23,953
Total Municipal Securities (Cost $2,415,452) 2,365,468
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.2%
Freddie Mac Multifamily, Class A, 2.046%, 6/25/38  4,192 3,241
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$4,318) 3,241
Total Investments in Securities 99.9%
(Cost $2,419,770) $ 2,368,709
Other Assets Less Liabilities 0.1% 3,382
Net Assets 100.0% $ 2,372,091
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$133,072 and represents 5.6% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Insured by Build America Mutual Assurance Company
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Assured Guaranty Municipal Corporation
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Non-income producing
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Insured by National Public Finance Guarantee Corporation
(10) When-issued security
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Escrowed to maturity

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
(14) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Summit Municipal Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Summit Municipal Income Fund

Valuation Inputs   On January 31, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F84-054Q1 01/24